Cash-based awards (Details 5) SFr in Millions	12 Months Ended
Dec. 31, 2023 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 512
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Contingent Capital Awards (CCA), as referenced to capital instruments issued by Credit Suisse, are no longer used as a form of deferred compensation. All outstanding CCA were canceled in 2023, resulting in a credit of CHF 0.4 billion recognized in deferred compensation.